Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Provisions and Other Non-Current Liabilities

	December 31,

	2022	2021
Net defined benefit plan obligations (see note 26)	526	506
Deferred compensation and employee incentives	72	99
Provisions	86	94
Other non-current liabilities	7	10
Total provisions and other non-current liabilities	691	709

Summary of Movement in Provisions
The following table presents the movement in provisions for the years ended December 31, 2022 and 2021:

	Employee- Related	Facilities- Related	Other	Total
Balance as of December 31, 2020	46	28	177	251
Charges	56	4	(1)	59
Utilization	(60)	(3)	(14)	(77)
Translation and other, net	1	-	(33)	(32)
Balance as of December 31, 2021	43	29	129	201
Less: short-term provisions	42	4	61	107
Long-term provisions	1	25	68	94
Balance as of December 31, 2021	43	29	129	201
Charges	63	-	3	66
Utilization	(55)	(3)	(13)	(71)
Translation and other, net	1	(3)	-	(2)
Balance as of December 31, 2022	52	23	119	194
Less: short-term provisions	50	3	55	108
Long-term provisions	2	20	64	86